INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of Deferred Tax Assets and Liabilities
	As of
	December 31,	December 31,
	2022	2021

Tax Recoverable
Local	$-	$-
Foreign, representing Malaysia	(31,551)	-
Tax Recoverable	(31,551)	-

Income tax liabilities:
Local	-	-
Foreign, representing Malaysia	-	97,585
Income tax liabilities	-	97,585

Deferred tax liabilities:
Local	-	-
Foreign, representing Malaysia	30,866	28,416
Deferred tax liabilities	30,866	28,416
Total	$(685)	$126,001